Net Loss Per Share - Summary of the Basic and Diluted Net Loss Per Share Computations for our Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Net loss attributed to WeWork Inc.	$ (888,845)		$ (863,829)		$ (2,921,200)		$ (1,047,698)		$ (3,129,358)	$ (3,264,738)	$ (1,610,792)
Net loss attributable to Class A and Class B Common Stockholders	$ (888,845)	[1]	$ (863,829)	[1]	$ (2,921,200)	[1]	$ (1,047,698)	[1]	$ (3,129,358)	$ (3,264,738)	$ (1,610,792)
Weighted-average shares - Basic	175,941,649		170,754,546		173,751,116		170,691,538		170,275,761	168,436,109	163,148,918
Weighted-average shares - Diluted	175,941,649		170,754,546		173,751,116		170,691,538		170,275,761	168,436,109	163,148,918
Basic	$ (5.05)		$ (5.06)		$ (16.81)		$ (6.14)		$ (18.38)	$ (19.38)	$ (9.87)
Diluted	$ (5.05)		$ (5.06)		$ (16.81)		$ (6.14)		$ (18.38)	$ (19.38)	$ (9.87)

[1]	The three and six months ended June 30, 2021 are comprised of only Class A Common Shares as noted above